Commitments and Contingencies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 26, 2022	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement description	The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $2,500,000 in the aggregate. As a result of the underwriters’ election to exercise their over-allotment in full on July 21, 2020, the underwriters were paid an additional cash underwriting discount of $375,000.In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $5,031,250 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. A portion of such amount, not to exceed 25% of the total amount of the deferred fee held in the Trust Account, may be re-allocated or paid to unaffiliated thirds parties that assist the Company in consummating a Business Combination.	The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $2,500,000 in the aggregate. As a result of the underwriters’ election to exercise their over-allotment in full on July 21, 2020, the underwriters were paid an additional cash underwriting discount of $375,000.In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $5,031,250 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. A portion of such amount, not to exceed 25% of the total amount of the deferred fee held in the Trust Account, may be re-allocated or paid to unaffiliated thirds parties that assist the Company in consummating a Business Combination.
Deferred underwriting fee payable				$ 5,031,250
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate underwriting amount		$ 2,500,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting fee payable			$ 5,031,250
Deferred underwriting fee payable total			$ 1,500,000
Common stock shares (in Shares)			200,000